Guarantees with Third Parties, Contingent Assets and, Liabilities, and Other Commitments - Litigation proceedings of Associates and Joint Ventures - Additional Information (Detail)
R$ in Thousands, $ in Thousands
	1 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2021 USD ($) employee lawsuit	Dec. 31, 2021 BRL (R$)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 BRL (R$)	Dec. 31, 2021 CLP ($) employee lawsuit	Dec. 31, 2021 BRL (R$) employee lawsuit
Disclosure Of Other Provisions [Line Items]
Assets recognized		$ 34,958,938,000		$ 26,933,558,000
Lawsuit
Disclosure Of Other Provisions [Line Items]
Estimated amount of litigation proceedings		5,898,000				$ 5,023,208
Enel Distribucin Ro [Member] | Administrative and judicial proceedings
Disclosure Of Other Provisions [Line Items]
Estimated amount of litigation proceedings		23,977,000					R$ 133,000
Enel Distribucin Ro [Member] | Lawsuits And Arbitrations Proceedings [Member]
Disclosure Of Other Provisions [Line Items]
Estimated amount of litigation proceedings		109,892,000					612,100
Assets recognized		576,566,000					3,211,470
Enel Distribucin Ro [Member] | Brazilian Tax Authority [Member]
Disclosure Of Other Provisions [Line Items]
Estimated amount of litigation proceedings		$ 239,138,000					1,332,000
Percentage of penalty on tax deficiency value	1.00%	5.00%	5.00%
Restated tax debt		$ 31,418,000	R$ 175,000
Enel Cien [Member]
Disclosure Of Other Provisions [Line Items]
Estimated amount of litigation proceedings		107,269,000					597,480
Enel Distribucin Cear [Member] | Demand ICMS on Subsidy For Regulatory Discounts [Member]
Disclosure Of Other Provisions [Line Items]
Estimated amount of litigation proceedings		23,159,000					129,000
Enel Distribucin Sao Paulo S.A | COFINS and PIS [Member]
Disclosure Of Other Provisions [Line Items]
Estimated amount of litigation proceedings		28,546,000					159,000
Enel Distribucin Sao Paulo S.A | Administrative proceedings
Disclosure Of Other Provisions [Line Items]
Estimated amount of litigation proceedings		231,239,000					1,288,000
Enel Distribucin Sao Paulo S.A | Lawsuits And Arbitrations Proceedings [Member]
Disclosure Of Other Provisions [Line Items]
Assets recognized		1,064,948,000					5,931,750
Enel Distribucin Sao Paulo S.A | Brazilian Tax Authority [Member]
Disclosure Of Other Provisions [Line Items]
Estimated amount of litigation proceedings		43,986,000					245,000
Enel Distribucin Cear SA [Member] | Lawsuits And Arbitrations Proceedings [Member]
Disclosure Of Other Provisions [Line Items]
Assets recognized		187,727,000					1,045,643
Enel Distribucin Cear SA [Member] | Lawsuit
Disclosure Of Other Provisions [Line Items]
Estimated amount of litigation proceedings | R$							215,408
Enel Distribucion Goias S A (Distribucion) [Member] | Lawsuits And Arbitrations Proceedings [Member]
Disclosure Of Other Provisions [Line Items]
Assets recognized		533,824,000					2,973,397
P.H. Chucs S.A. [Member] | Arbitration Proceedings [Member]
Disclosure Of Other Provisions [Line Items]
Estimated amount of litigation proceedings		362,000,000
Enel Distribucin Cear SA [Member] | Administrative and judicial proceedings
Disclosure Of Other Provisions [Line Items]
Estimated amount of litigation proceedings		44,883,000					250,000
Enel Distribucin Cear SA [Member] | Administrative proceedings
Disclosure Of Other Provisions [Line Items]
Estimated amount of litigation proceedings		38,599,000					215,000
Enel Distribucin Ro [Member]
Disclosure Of Other Provisions [Line Items]
Estimated amount of litigation proceedings		22,868,000					R$ 127,379
Litigation settlement, value		$ 3,860,000
Number of former employees | employee		887				887	887
Number of lawsuit | lawsuit		543				543	543
Enel Distribucin Ro [Member] | Lawsuit
Disclosure Of Other Provisions [Line Items]
Estimated amount of litigation proceedings		$ 27,444,000					R$ 152,864
Enel Distribucin Ro [Member] | Niteroi [Member]
Disclosure Of Other Provisions [Line Items]
Percentage on salary differences claimed on litigation		26.05%	26.05%
COPERVA | Enel Distribucin Cear [Member]
Disclosure Of Other Provisions [Line Items]
Estimated amount of litigation proceedings		$ 67,211,000					374,370
Coerce [Member] | Enel Distribucin Cear [Member]
Disclosure Of Other Provisions [Line Items]
Estimated amount of litigation proceedings		40,319,000					224,580
COPERCA | Enel Distribucin Cear [Member]
Disclosure Of Other Provisions [Line Items]
Estimated amount of litigation proceedings		35,023,000					195,080
FINOBRASA | Enel Distribucin Cear [Member]
Disclosure Of Other Provisions [Line Items]
Estimated amount of litigation proceedings		25,003,000					139,270
Enel Distribucin Gois S.A | COFINS and PIS [Member]
Disclosure Of Other Provisions [Line Items]
Estimated amount of litigation proceedings		43,088,000					240,000
Withholding tax imbursements		2,324,000	R$ 12,943	$ 71,534,000	R$ 398,447
Enel Distribucin Gois S.A | Lawsuits And Arbitrations Proceedings [Member]
Disclosure Of Other Provisions [Line Items]
Estimated amount of litigation proceedings		41,588,000					231,650
Enel Distribucin Gois S.A | Municipality of Aparecida de Goinia
Disclosure Of Other Provisions [Line Items]
Estimated amount of litigation proceedings		128,540,000					715,977
Enel Distribucin Gois S.A | Municipality of Quirinpolis
Disclosure Of Other Provisions [Line Items]
Estimated amount of litigation proceedings		69,646,000					387,930
Enel Distribucin Gois S.A | Municipality of Anpolis
Disclosure Of Other Provisions [Line Items]
Estimated amount of litigation proceedings		66,192,000					368,690
Enel Distribucin Gois S.A | Municipality of Cezarina
Disclosure Of Other Provisions [Line Items]
Estimated amount of litigation proceedings		$ 29,172,000					R$ 162,490
Enel Distribucin Gois S.A | Enel Distribucion Goias S A (Distribucion) [Member] | Lawsuits And Arbitrations Proceedings [Member]
Disclosure Of Other Provisions [Line Items]
Number of employees | employee		1,715				1,715	1,715
CIBRAPEL | Enel Distribucin Ro [Member]
Disclosure Of Other Provisions [Line Items]
Estimated amount of litigation proceedings		$ 46,068,000					R$ 256,600
Litigation settlement, value | R$			R$ 21,500